GAIN ON SALE OF ASSETS	12 Months Ended
Dec. 31, 2022
Gain on Sale of Assets [Abstract]
GAIN ON SALE OF ASSETS	GAIN ON SALE OF ASSETS
In November 2022, the Company entered into an agreement to sell a Panamax vessel, Golden Ice, to an unrelated third party for $14.6 million. Upon delivery of the vessel in December 2022, we recorded a gain of $2.8 million from the sale.

In June 2022, we entered into an agreement to sell two Ultramax vessels, Golden Cecilie and Golden Cathrine, to an unrelated third party for $63.0 million en-bloc. Upon delivery of the vessels, we recorded a gain of $21.9 million from the sale in the third quarter of 2022.

In February 2022, we entered into an agreement to sell three older Panamax vessels, Golden Empress, Golden Enterprise and Golden Endeavour, to an unrelated third party for $52.0 million en-bloc. Upon delivery of the vessels, we recorded a gain of $9.5 million from the sale in the second quarter of 2022.

In October 2021, we announced the sale of two older Panamax vessels, Golden Opportunity and Golden Endurer, to unrelated third parties for an aggregate sale price of $37.2 million. We recorded a gain from sale of $4.9 million and $4.9 million related to Golden Opportunity and Golden Endurer, respectively. Both vessels were delivered to their new owners in November 2021.